Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right of use assets
	Three Months Ended March 31,
	2020	2019
Non-current assets
Right of use assets - operating leases, net of amortization	$722,879	$723,607
Right of use assets - finance leases, net of depreciation – included in plant and equipment	$38,864	$41,566

Lease costs consists of the following:

	Three Months Ended March 31,
	2020	2019
Finance lease cost:
Amortization of right-of-use assets	$3,110	$2,614
Interest expense on lease liabilities	320	322

Operating lease cost	61,046	51,406

Total lease cost	$64,476	$54,342

Other lease information:

	Three Months Ended March 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(320)	$(322)
Operating cash flows from operating leases	(61,046)	(51,406)
Financing cash flows from finance leases	(3,344)	(2,801)

Right-of-use assets obtained in exchange for new finance leases	—	9,088
Right-of-use assets disposed of under operating leases prior to lease maturity	—	—
Right-of -use assets obtained in exchange for new operating leases	$—	$138,312

Weighted average remaining lease term – finance leases	3.53 years	3.97 years
Weighted average remaining lease term – operating leases	3.26 years	3.85 years

Weighted average discount rate – finance leases	3.54%	3.48%
Weighted average discount rate – operating leases	3.43%	3.47%

Right of use assets are included in the consolidated balance sheet are as follows:

December 31, 2019

Non-Current assets
Right-of-use assets - operating leases, net of amortization	$792,078
Right-of-use assets – finance leases, net of amortization (included in plant and equipment)	$37,091

Lease costs consists of the following:

Year ended December 31, 2019

Finance lease cost:	$13,292
Amortization of right-of-use assets	11,890
Interest expense on lease liabilities	1,402

Operating lease cost	210,881

Total lease cost	$224,173

Other lease information:

Year ended December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$(1,252)
Operating cash flows from operating leases	(210,881)
Financing cash flows from finance leases	(11,371)

Right-of-use assets obtained in exchange for new finance leases	14,989
Right-of-use assets disposed of under operating leases prior to lease maturity	(81,263)
Right-of -use assets obtained in exchange for new operating leases	$442,281

Weighted average remaining lease term – finance leases	3.46 years
Weighted average remaining lease term – operating leases	3.74 years

Weighted average discount rate – finance leases	3.52%
Weighted average discount rate – operating leases	3.42%

Finance lease liability
Amount

2020	$10,024
2021	10,225
2022	8,278
2023	6,583
2024	793
Total undiscounted minimum future lease payments	35,903
Imputed interest	(1,687)
Total finance lease liability	$34,216

Disclosed as:
Current portion	$9,176
Non-Current portion	25,040
$34,216

Amount

2020	$13,611
2021	10,413
2022	8,431
2023	6,560
2024	802
Total undiscounted minimum future lease payments	39,967
Imputed interest	(2,466)
Total finance lease liability	$37,501

Disclosed as:
Current portion	$12,476
Non-Current portion	25,025
$37,501

Operating lease liability
	Amount

2020	$
2021		157,466
2022		212,783
2023		177,200
2024 and beyond		176,062
Total undiscounted minimum future lease payments		723,511
Imputed interest		(39,183)
Total operating lease liability		$684,328

Disclosed as:
Current portion		$145,523
Non-Current portion		538,805
		$684,328

Amount

2020	$222,497
2021	214,693
2022	180,470
2023	150,570
2024 and beyond	28,741
Total undiscounted minimum future lease payments	796,971
Imputed interest	(47,358)

Total operating lease liability	$749,613

Disclosed as:
Current portion	$200,866
Non-Current portion	548,747
$749,613